Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Losses Carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 978,821	¥ 841,136
Within 5 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	53,099	4,323
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	313,330	319,631
Later than 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 612,392	¥ 517,182